Securities at fair value through other comprehensive income and securities at amortized cost - Income or loss on equity securities at fair value through other comprehensive income (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stocks [Member]
Income or loss on equity securities at fair value through other comprehensive income [Line Items]
Fair value at the date of disposal	₩ 106,810	₩ 156,872
Cumulative net gain (loss) at the time of disposal	9,429	(4,152)
Contingent Convertible Bonds [Member]
Income or loss on equity securities at fair value through other comprehensive income [Line Items]
Fair value at the date of disposal	3,023	0
Cumulative net gain (loss) at the time of disposal	₩ 5	₩ 0